Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
At cost [member]
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets [Line Items]
Balance at Beginning
New leases	654
Adjustments arising from translating financial statements from functional currency to presentation currency	13
Business combination	416
Balance at Ending	1,083
Accumulated depreciation [Member]
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets [Line Items]
Balance at Beginning
Depreciated cost	987
Balance at Ending	96
Depreciation and amortization	$ 96